UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02405, 811-09739 and 811-21434

Name of Fund: BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 12/31/2009

Item 1 – Schedule of Investments

BlackRock Balanced Capital Fund, Inc.

Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Investment Companies		Value

Master Large Cap Core Portfolio of Master Large Cap Series LLC		$804,475,843
Master Total Return Portfolio of Master Bond LLC		443,790,737

Total Investment Companies (Cost - $956,499,407) - 99.4%		1,248,266,580

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (a)(b)	5,066,471	5,066,471

Total Short-Term Securities (Cost - $5,066,471) - 0.4%		5,066,471

Total Investments (Cost - $961,565,878) - 99.8%		1,253,333,051
Other Assets Less Liabilities - 0.2%		2,533,884

Net Assets - 100.0%		$1,255,866,935

(a)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(2,009,496)	$857

(b)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its most recent annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$5,066,471
Level 2	1,248,266,580
Level 3	—

Total	$1,253,333,051

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 10.6%
Household Durables — 1.0%
Garmin Ltd. (a)	1,280,000	$39,296,000

Media — 0.2%
Viacom, Inc., Class B (b)	290,000	8,621,700

Multiline Retail — 1.9%
Big Lots, Inc. (b)	690,000	19,996,200
Target Corp. (a)	1,130,000	54,658,100

		74,654,300

Specialty Retail — 7.5%
Advance Auto Parts, Inc.	570,000	23,073,600
AutoNation, Inc. (a)(b)	990,000	18,958,500
The Gap, Inc.	2,120,000	44,414,000
Guess?, Inc.	960,000	40,608,000
Limited Brands, Inc.	2,280,000	43,867,200
PetSmart, Inc.	1,490,000	39,768,100
Ross Stores, Inc.	990,000	42,282,900
TJX Cos., Inc. (a)	1,240,000	45,322,000

		298,294,300

Total Consumer Discretionary		420,866,300

Consumer Staples — 6.7%
Beverages — 0.3%
The Coca-Cola Co.	170,000	9,690,000

Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc.	90,000	4,810,500

Food Products — 0.2%
Sara Lee Corp.	620,000	7,551,600

Household Products — 1.9%
Kimberly-Clark Corp.	770,000	49,056,700
The Procter & Gamble Co.	440,000	26,677,200

		75,733,900

Personal Products — 1.1%
The Estée Lauder Cos., Inc., Class A	190,000	9,188,400
Herbalife Ltd.	890,000	36,107,300

		45,295,700

Tobacco — 3.1%
Lorillard, Inc.	550,000	44,126,500
Philip Morris International, Inc.	760,000	36,624,400
Reynolds American, Inc.	800,000	42,376,000

		123,126,900

Total Consumer Staples		266,208,600

Energy — 16.2%
Energy Equipment & Services — 9.6%
Diamond Offshore Drilling, Inc. (a)	400,000	39,368,000
Dresser-Rand Group, Inc. (b)	300,000	9,483,000
Ensco International Plc - ADR	270,000	10,783,800
FMC Technologies, Inc. (a)(b)	730,000	42,223,200
Helix Energy Solutions Group, Inc. (b)	680,000	7,990,000
Nabors Industries Ltd. (a)(b)	1,910,000	41,809,900

Common Stocks	Shares	Value

Energy (concluded)
Energy Equipment & Services (concluded)
National Oilwell Varco, Inc.	1,070,000	$47,176,300
Oceaneering International, Inc. (b)	440,000	25,748,800
Patterson-UTI Energy, Inc.	2,540,000	38,989,000
Pride International, Inc. (a)(b)	1,350,000	43,078,500
Rowan Cos., Inc.	1,770,000	40,072,800
Tidewater, Inc.	730,000	35,003,500

		381,726,800

Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp.	250,000	19,247,500
El Paso Corp.	3,390,000	33,323,700
Exxon Mobil Corp.	1,180,000	80,464,200
Marathon Oil Corp.	1,520,000	47,454,400
Tesoro Corp.	3,010,000	40,785,500
Williams Cos., Inc.	480,000	10,118,400
XTO Energy, Inc.	650,000	30,244,500

		261,638,200

Total Energy		643,365,000

Financials — 6.8%
Capital Markets — 1.7%
The Goldman Sachs Group, Inc.	410,000	69,224,400

Commercial Banks — 0.2%
Wells Fargo & Co.	260,000	7,017,400

Diversified Financial Services — 0.7%
Bank of America Corp.	490,000	7,379,400
JPMorgan Chase & Co.	440,000	18,334,800

		25,714,200

Insurance — 4.2%
Chubb Corp.	360,000	17,704,800
Everest Re Group Ltd.	100,000	8,568,000
HCC Insurance Holdings, Inc.	560,000	15,663,200
PartnerRe Ltd.	510,000	38,076,600
The Travelers Cos., Inc.	960,000	47,865,600
UnumProvident Corp. (a)	2,000,000	39,040,000

		166,918,200

Total Financials		268,874,200

Health Care — 21.1%
Biotechnology — 1.6%
Amgen, Inc. (b)	1,100,000	62,227,000

Health Care Equipment & Supplies — 1.3%
Hospira, Inc. (b)	810,000	41,310,000
Kinetic Concepts, Inc. (b)	250,000	9,412,500

		50,722,500

Health Care Providers & Services — 13.3%
Aetna, Inc.	1,380,000	43,746,000
AmerisourceBergen Corp.	1,710,000	44,579,700
Cardinal Health, Inc.	1,370,000	44,168,800
Community Health Systems, Inc. (b)	870,000	30,972,000
Coventry Health Care, Inc. (b)	730,000	17,731,700

Portfolio Abbreviation

ADR	American Depositary Receipts

Master Large Cap Core of Master Large Cap Series LLC	December 31, 2009	1

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care (concluded)
Health Care Providers & Services (concluded)
Health Management Associates, Inc., Class A (a)(b)	1,600,000	$11,632,000
Humana, Inc. (b)	1,000,000	43,890,000
Lincare Holdings, Inc. (b)	1,080,000	40,089,600
McKesson Corp.	740,000	46,250,000
Medco Health Solutions, Inc. (b)	830,000	53,045,300
Omnicare, Inc. (a)	350,000	8,463,000
Quest Diagnostics, Inc. (a)	720,000	43,473,600
UnitedHealth Group, Inc.	1,730,000	52,730,400
WellPoint, Inc. (b)	830,000	48,380,700

		529,152,800

Life Sciences Tools & Services — 0.5%
Millipore Corp. (a)(b)	280,000	20,258,000

Pharmaceuticals — 4.4%
Endo Pharmaceuticals Holdings, Inc. (b)	580,000	11,895,800
Forest Laboratories, Inc. (b)	1,360,000	43,669,600
Johnson & Johnson	390,000	25,119,900
Mylan, Inc. (a)(b)	2,210,000	40,730,300
Pfizer, Inc.	820,000	14,915,800
Watson Pharmaceuticals, Inc. (b)	910,000	36,045,100

		172,376,500

Total Health Care		834,736,800

Industrials — 9.7%
Aerospace & Defense — 4.5%
L-3 Communications Holdings, Inc.	430,000	37,388,500
Lockheed Martin Corp.	650,000	48,977,500
Northrop Grumman Corp.	820,000	45,797,000
Raytheon Co. (a)	890,000	45,852,800

		178,015,800

Commercial Services & Supplies — 0.4%
R.R. Donnelley & Sons Co.	810,000	18,038,700

Construction & Engineering — 0.4%
KBR, Inc.	810,000	15,390,000

Electrical Equipment — 0.5%
General Cable Corp. (b)	740,000	21,770,800

Industrial Conglomerates — 0.5%
General Electric Co.	1,400,000	21,182,000

Machinery — 2.4%
Eaton Corp.	690,000	43,897,800
Joy Global, Inc. (a)	570,000	29,406,300
SPX Corp.	280,000	15,316,000
Toro Co. (a)	120,000	5,017,200

		93,637,300

Professional Services — 0.5%
Manpower, Inc.	350,000	19,103,000

Road & Rail — 0.5%
Landstar System, Inc.	180,000	6,978,600
Ryder System, Inc.	270,000	11,115,900

		18,094,500

Total Industrials		385,232,100

Common Stocks	Shares	Value

Information Technology — 16.1%
Communications Equipment — 0.3%
Cisco Systems, Inc. (b)	420,000	$10,054,800

Computers & Peripherals — 3.2%
Apple, Inc. (b)	130,000	27,411,800
Hewlett-Packard Co.	100,000	5,151,000
International Business Machines Corp.	310,000	40,579,000
Teradata Corp. (b)	340,000	10,686,200
Western Digital Corp. (b)	980,000	43,267,000

		127,095,000

Electronic Equipment, Instruments & Components — 0.3%
Ingram Micro, Inc., Class A (b)	600,000	10,470,000

Internet Software & Services — 1.3%
Google, Inc., Class A (b)	20,000	12,399,600
VeriSign, Inc. (a)(b)	1,700,000	41,208,000

		53,607,600

IT Services — 5.1%
Cognizant Technology Solutions Corp. (b)	970,000	43,941,000
Computer Sciences Corp. (b)	790,000	45,448,700
Fiserv, Inc. (b)	870,000	42,177,600
Global Payments, Inc. (a)	470,000	25,314,200
Hewitt Associates, Inc., Class A (b)	930,000	39,301,800
The Western Union Co.	350,000	6,597,500

		202,780,800

Software — 5.9%
BMC Software, Inc. (b)	440,000	17,644,000
CA, Inc.	1,850,000	41,551,000
Compuware Corp. (b)	740,000	5,350,200
Microsoft Corp.	4,100,000	125,009,000
Oracle Corp.	900,000	22,086,000
Sybase, Inc. (a)(b)	540,000	23,436,000

		235,076,200

Total Information Technology		639,084,400

Materials — 7.3%
Chemicals — 2.4%
Celanese Corp., Series A	170,000	5,457,000
Eastman Chemical Co.	640,000	38,553,600
Huntsman Corp.	1,320,000	14,902,800
Lubrizol Corp.	510,000	37,204,500

		96,117,900

Containers & Packaging — 2.1%
Ball Corp. (a)	380,000	19,646,000
Pactiv Corp. (b)	1,530,000	36,934,200
Temple-Inland, Inc. (a)	1,250,000	26,387,500

		82,967,700

Metals & Mining — 1.0%
Walter Industries, Inc.	550,000	41,420,500

Paper & Forest Products — 1.8%
International Paper Co. (a)	1,730,000	46,329,400
MeadWestvaco Corp.	840,000	24,049,200

		70,378,600

Total Materials		290,884,700

2	Master Large Cap Core of Master Large Cap Series LLC	December 31, 2009

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Telecommunication Services — 2.2%
Diversified Telecommunication Services — 2.0%
AT&T Inc.	770,000	$21,583,100
Verizon Communications, Inc.	1,780,000	58,971,400

		80,554,500

Wireless Telecommunication Services — 0.2%
NII Holdings, Inc. (b)	230,000	7,723,400

Total Telecommunication Services		88,277,900

Utilities — 3.3%
Independent Power Producers & Energy Traders — 2.4%
The AES Corp. (b)	3,100,000	41,261,000
Mirant Corp. (b)	810,000	12,368,700
NRG Energy, Inc. (b)	1,780,000	42,025,800

		95,655,500

Multi-Utilities — 0.9%
CMS Energy Corp.	270,000	4,228,200
DTE Energy Co. (a)	350,000	15,256,500
NiSource, Inc.	1,030,000	15,841,400

		35,326,100

Total Utilities		130,981,600

Total Long-Term Investments (Cost – $3,378,802,399) – 100.0%		3,968,511,600

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.29% (c)(d)(e)	$479,218	479,218,000

Total Short-Term Securities (Cost – $479,218,000) – 12.1%		479,218,000

Total Investments (Cost – $3,877,494,749*) – 112.1%		4,447,729,600
Liabilities in Excess of Other Assets – (12.1)%		(479,031,654)

Net Assets – 100.0%		$3,968,697,946

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,997,053,413

Gross unrealized appreciation	$490,812,658
Gross unrealized depreciation	(40,136,471)

Net unrealized appreciation	$450,676,187

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Security was purchased with the cash collateral from securities loans.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(31,839,442)	$727
BlackRock Liquidity Series, LLC Money Market Series	$349,696,350	$87,985

(e)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexed or ratings group indexes, and /or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 – Long-Term Investments[1]	$3,968,511,600
Level 2 – Short-Term Securities	479,218,000
Level 3	—

Total	$4,447,729,600

[1]	See above Schedule of Investments for values in each sector and industry.

Master Large Cap Core of Master Large Cap Series LLC	December 31, 2009	3

Schedule of Investments December 31, 2009 (Unaudited)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

ACE Securities Corp., Series 2003-OP1, Class A2, 0.59%, 12/25/33 (a)	USD	581	$392,224
ACE Securities Corp., Series 2005-ASP1, Class M1, 0.91%, 9/25/35 (a)		11,203	2,352,630
ACE Securities Corp., Series 2006-CW1, Class A2C, 0.37%, 7/25/36 (a)		1,680	760,398
Accredited Mortgage Loan Trust, Series 2007-1, Class A1, 0.28%, 2/25/37 (a)		203	196,670
Accredited Mortgage Loan Trust, Series 2007-1, Class A3, 0.36%, 2/25/37 (a)		2,000	889,754
Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 0.31%, 1/25/37 (a)		70	68,347
American Express Issuance Trust, Series 2008-2, Class A, 4.02%, 1/18/11		25,950	26,060,827
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 0.53%, 11/25/34 (a)		447	329,806
Banc of America Securities Auto Trust, Series 2006-G1, Class A4, 5.17%, 12/20/10		12,453	12,480,507
Bank of America Auto Trust, Series 2009-2A, Class A2, 1.16%, 2/15/12 (b)		20,765	20,815,465
Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, 9/15/13 (b)		305	307,919
Bear Stearns Asset Backed Securities Trust, Series 2005-4, Class A, 0.56%, 1/25/36 (a)		1,250	1,182,442
Bear Stearns Asset Backed Securities Trust, Series 2005-HE10, Class A2, 0.52%, 11/25/35 (a)		1,350	1,327,302
Bear Stearns Asset Backed Securities Trust, Series 2005-SD1, Class 1A2, 0.53%, 7/25/27 (a)		4,055	3,852,745
Bear Stearns Asset Backed Securities Trust, Series 2006-HE8, Class 1A1, 0.30%, 10/25/36 (a)		1,737	1,701,230
Bear Stearns Asset Backed Securities Trust, Series 2006-HE10, Class 21A1, 0.30%, 12/25/36 (a)		5,659	5,107,138
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1, 0.28%, 10/25/36 (a)		55	53,808

Asset-Backed Securities		Par (000)	Value

Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1, 0.28%, 1/25/37 (a)	USD	148	$140,952
Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A1, 0.28%, 12/25/36 (a)		111	95,628
Chase Issuance Trust, Series 2009-A7, Class A7, 0.68%, 9/17/12 (a)		30,390	30,426,280
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A2C, 0.38%, 8/25/36 (a)		1,975	1,290,410
Countrywide Asset-Backed Certificates, Series 2003-BC3, Class A2, 0.85%, 9/25/33 (a)		909	660,021
Countrywide Asset-Backed Certificates, Series 2004-5, Class A, 0.68%, 10/25/34 (a)		1,575	1,239,961
Countrywide Asset-Backed Certificates, Series 2004-13, Class AF4, 4.58%, 1/25/33 (a)		8,022	7,138,301
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.38%, 1/25/37 (a)		2,192	1,468,989
Countrywide Asset-Backed Certificates, Series 2006-14, Class 2A1, 0.28%, 2/25/37 (a)		61	60,303
Countrywide Asset-Backed Certificates, Series 2006-17, Class 2A2, 0.38%, 3/25/47 (a)		1,360	868,714
Countrywide Asset-Backed Certificates, Series 2006-18, Class 2A1, 0.28%, 3/25/37 (a)		74	73,607
Countrywide Asset-Backed Certificates, Series 2006-19, Class 2A1, 0.29%, 3/25/37 (a)		5	5,444
Countrywide Asset-Backed Certificates, Series 2006-21, Class 2A1, 0.28%, 5/25/37 (a)		3,824	3,723,656
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1, 0.28%, 5/25/47 (a)		99	95,317
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1, 0.30%, 6/25/47 (a)		403	379,459
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A1, 0.28%, 7/25/37 (a)		339	318,899
Countrywide Asset-Backed Certificates, Series 2007-11, Class 2A1, 0.29%, 6/25/47 (a)		102	96,884
Countrywide Asset-Backed Certificates, Series 2007-12, Class 2A1, 0.58%, 8/25/47 (a)		128	118,653

Portfolio Abbreviations

CAD	Canadian Dollar
EUR	Euro
GO	General Obligation Bonds
GBP	British Pound
LIBOR	London Inter Bank Offered Rate
RB	Revenue Bonds
USD	US Dollar

Master Total Return Portfolio of Master Bond LLC	December 31, 2009	1

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

DT Auto Owner Trust, Series 2007-A, Class A3, 5.60%, 3/15/13 (b)	USD	102	$104,366
Daimler Chrysler Auto Trust, Series 2006-D, Class A3, 4.98%, 2/08/11		1,287	1,289,019
Fannie Mae Mortgage Backed Securities, Series 2003-W5, Class A, 0.45%, 4/25/33 (a)		19	16,960
Ford Credit Auto Owner Trust, Series 2008-C, Class A2A, 3.72%, 1/15/11		153	153,067
Ford Credit Auto Owner Trust, Series 2009-A, Class A2B, 2.23%, 8/15/11 (a)		276	276,991
Ford Credit Auto Owner Trust, Series 2009-A, Class A3B, 2.73%, 5/15/13 (a)		51,480	52,780,483
GMAC 93, 7.43%, 12/01/22		12,837	12,708,533
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.30%, 3/25/36 (a)		141	89,130
GSAA Home Equity Trust, Series 2006-10, Class AV1, 0.31%, 6/25/36 (a)		37	33,909
GSAMP Trust, Series 2007-NC1, Class A2B, 0.33%, 12/25/46 (a)		1,150	434,520
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	7,216	10,418,032
Harley-Davidson Motorcycle Trust, Series 2006-2, Class A2, 5.35%, 3/15/13	USD	4,770	4,908,588
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.34%, 7/25/37 (a)		221	211,334
Honda Auto Receivables Owner Trust, Series 2009-2, Class A2, 2.22%, 8/15/11		235	236,595
IXIS Real Estate Capital Trust, Series 2007-HE1, Class A1, 0.29%, 5/25/37 (a)		5,991	1,968,265
Indymac Residential Asset Backed Trust, Series 2007-B, Class 2A1, 0.31%, 7/25/37 (a)		83	79,864
Irwin Home Equity Corp., Series 2005-C, Class 1A1, 0.49%, 4/25/30 (a)		580	563,934
JPMorgan Mortgage Acquisition Corp., Series 2006-HE3, Class A2, 0.30%, 11/25/36 (a)		697	685,262
JPMorgan Mortgage Acquisition Corp., Series 2007-CH5, Class A3, 0.34%, 5/25/37 (a)		2,240	1,144,864
Lehman XS Trust, Series 2005-5N, Class 3A2, 0.59%, 11/25/35 (a)		10,458	3,586,440
Long Beach Mortgage Loan Trust, Series 2006-11, Class 2A1, 0.29%, 12/25/36 (a)		2,180	1,723,549

Asset-Backed Securities		Par (000)	Value

Maryland Insurance Backed Securities Trust Series 2006-1A Class, 5.55%, 12/10/65	USD	2,500	$875,000
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A2, 0.83%, 3/15/12		260	260,217
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.53%, 12/25/34 (a)		820	666,185
Morgan Stanley ABS Capital I, Series 2007-NC1, Class A2A, 0.28%, 11/25/36 (a)		2,117	2,089,641
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.49%, 6/25/35 (a)		2,543	1,990,779
Nissan Auto Receivables Owner Trust, Series 2006-C, Class A4, 5.45%, 6/15/12		351	358,040
Nissan Auto Receivables Owner Trust, Series 2008-B, Class A2, 3.80%, 10/15/10		18	17,994
Nissan Auto Receivables Owner Trust, Series 2009-1, Class A2, 3.92%, 4/15/11		1,423	1,434,619
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2, 2.94%, 7/15/11		145	146,315
Option One Mortgage Loan Trust, Series 2003-4, Class A2, 0.87%, 7/25/33 (a)		2,416	1,740,908
PECO Energy Transition Trust, Series 2001-A, Class A1, 6.52%, 12/31/10		510	522,729
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A3, 4.14%, 9/25/12		74	74,883
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A1, 0.29%, 11/25/46 (a)		46	44,192
RAAC, Series 2005-SP2, Class 2A, 0.53%, 6/25/44 (a)		9,110	4,592,939
Residential Asset Mortgage Products, Inc., Series 2005-RS3, Class AI2, 0.40%, 3/25/35 (a)		106	105,689
Residential Asset Securities Corp., Series 2003-KS5, Class AIIB, 0.52%, 7/25/33 (a)		1,002	590,229
SLM Student Loan Trust, Series 2005-4, Class A2, 0.33%, 4/26/21 (a)		7,060	7,002,104
SLM Student Loan Trust, Series 2008-5, Class A1, 1.05%, 10/25/13 (a)		1,075	1,077,398
SLM Student Loan Trust, Series 2008-5, Class A2, 1.35%, 10/25/16 (a)		33,420	33,931,663
SLM Student Loan Trust, Series 2008-5, Class A3, 1.55%, 1/25/18 (a)		9,520	9,786,946

2	Master Total Return Portfolio of Master Bond LLC	December 31, 2009

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

SLM Student Loan Trust, Series 2008-5, Class A4, 1.95%, 7/25/23 (a)	USD	25,020	$26,148,119
Small Business Administration, Series 2002-P10, Class 1, 5.20%, 8/10/12		97	101,351
Small Business Administration, Series 2003-P10A, Class 1, 4.52%, 2/10/13		29	29,625
Small Business Administration, Series 2004-P10, Class 1, 4.50%, 2/10/14		477	492,498
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A2, 0.34%, 10/25/36 (a)		657	612,927
Structured Asset Receivables Corp., Series 2003-2, Class, 4.82%, 1/21/11 (a)(b)		-(c)	433
Structured Asset Securities Corp., Series 2003-Al2, Class A, 3.36%, 1/25/31 (b)		440	327,368
Structured Asset Securities Corp., Series 2004-23XS, Class 2A1, 0.53%, 1/25/35 (a)		2,933	1,787,648
Structured Asset Securities Corp., Series 2006-BC2, Class A3, 0.38%, 9/25/36 (a)		3,455	1,950,732
Structured Asset Securities Corp., Series 2006-BC6, Class A2, 0.31%, 1/25/37 (a)		6,360	5,947,943
Structured Asset Securities Corp., Series 2007-BC1, Class A2, 0.28%, 2/25/37 (a)		994	935,565
USAA Auto Owner Trust, Series 2006-4, Class A4, 4.98%, 10/15/12		21,651	22,193,078
USAA Auto Owner Trust, Series 2009-1, Class A2, 2.64%, 8/15/11		215	216,153

Total Asset-Backed Securities – 10.8%			347,546,305

Corporate Bonds

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc., 5.20%, 8/15/15 (b)		340	350,264
L-3 Communications Corp., 5.88%, 1/15/15		1,360	1,358,300
L-3 Communications Corp., Series B, 6.38%, 10/15/15		697	699,614

			2,408,178

Air Freight & Logistics — 0.2%
United Parcel Service, Inc., 3.88%, 4/01/14		6,775	7,039,049

Corporate Bonds		Par (000)	Value

Air Freight & Logistics (concluded)
United Parcel Service, Inc., 6.20%, 1/15/38	USD	35	$38,802

			7,077,851

Airlines — 0.1%
American Airlines, Inc., Series 2003-1, 3.86%, 1/09/12		1,849	1,770,254
Continental Airlines, Inc., Series 2002-1, 6.56%, 8/15/13		2,555	2,465,575

			4,235,829

Automobiles — 0.0%
DaimlerChrysler NA Holding Corp., 4.88%, 6/15/10		45	45,739

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12 (b)		31,650	31,798,280
Anheuser-Busch InBev Worldwide, Inc., 4.13%, 1/15/15 (b)		225	228,454
Coca-Cola Enterprises, Inc., 4.25%, 3/01/15		50	52,521

			32,079,255

Building Products — 0.0%
Masco Corp., 7.13%, 8/15/13		155	161,335

Capital Markets — 2.8%
The Bank of New York Mellon Corp., 4.30%, 5/15/14		175	184,181
The Bear Stearns Cos., Inc., 0.65%, 7/19/10 (a)		4,995	5,003,556
CDP Financial, Inc., 3.00%, 11/25/14 (b)		17,845	17,413,330
The Goldman Sachs Group, Inc., 5.25%, 10/15/13		7,770	8,251,841
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (d)(e)		7,280	2,184
Morgan Stanley, 6.75%, 4/15/11		265	280,763
Morgan Stanley, 0.50%, 1/09/12 (a)		43,350	42,859,191
Morgan Stanley, 6.00%, 5/13/14		225	241,921
Morgan Stanley, 4.20%, 11/20/14		12,280	12,288,571
Morgan Stanley, 7.30%, 5/13/19		385	432,328
Morgan Stanley, 5.63%, 9/23/19		4,230	4,260,921

			91,218,787

Chemicals — 0.3%
Huntsman International LLC, 7.88%, 11/15/14		4,390	4,291,225
Huntsman International LLC, 7.38%, 1/01/15		1,285	1,233,600
NOVA Chemicals Corp., 6.50%, 1/15/12		1,005	1,010,025
NOVA Chemicals Corp., 3.65%, 11/15/13 (a)		2,292	2,097,180

			8,632,030

Commercial Banks — 1.0%
Bank of Scotland Plc, 5.00%, 11/21/11 (b)		250	258,106

Master Total Return Portfolio of Master Bond LLC	December 31, 2009	3

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Commercial Banks (concluded)
Corporacion Andina de Fomento, 6.88%, 3/15/12	USD	5,125	$5,492,457
Danske Bank A/S, 2.50%, 5/10/12 (b)		360	366,040
Dexia Credit Local, 2.38%, 9/23/11 (b)		450	459,239
Eksportfinans ASA, 3.00%, 11/17/14		13,620	13,411,546
Eksportfinans ASA, 5.50%, 5/25/16		8,025	8,646,047
Eksportfinans ASA, 5.50%, 6/26/17		75	79,426
HSBC Bank USA NA, 4.63%, 4/01/14		415	433,216
Royal Bank of Scotland Group Plc, 2.63%, 5/11/12 (b)		2,650	2,687,940
Svenska Handelsbanken AB, 2.88%, 9/14/12 (b)		200	201,234

			32,035,251

Communications Equipment — 0.4%
Cisco Systems, Inc., 4.45%, 1/15/20		12,500	12,262,300

Computers & Peripherals — 0.0%
Hewlett-Packard Co., 2.25%, 5/27/11		135	136,917

Consumer Finance — 0.3%
Ford Motor Credit Co. LLC, 9.75%, 9/15/10		2,445	2,522,871
SLM Corp., 4.50%, 7/26/10		70	69,749
SLM Corp., 5.40%, 10/25/11		6,000	5,994,702
SLM Corp., 5.13%, 8/27/12		1,450	1,359,338
SLM Corp., Series A, 0.55%, 1/27/14 (a)		35	26,999
SLM Corp., Series CPI, 1.94%, 1/31/14 (a)		1,300	1,015,547

			10,989,206

Containers & Packaging — 0.2%
Ball Corp., 7.13%, 9/01/16		2,440	2,501,000
Ball Corp., 7.38%, 9/01/19		2,440	2,507,100

			5,008,100

Diversified Financial Services — 2.0%
Bank of America Corp., 6.00%, 9/01/17		10	10,379
FCE Bank Plc, 7.88%, 2/15/11	GBP	4,950	7,955,243
General Electric Capital Corp., 5.00%, 11/15/11	USD	18,780	19,836,488
General Electric Capital Corp., 5.88%, 2/15/12		270	289,271
General Electric Capital Corp., 6.15%, 8/07/37		5	4,722
General Electric Capital Corp., Series A, 5.00%, 12/01/10		10,915	11,351,665
JPMorgan Chase & Co., 4.50%, 11/15/10		10	10,337
JPMorgan Chase Bank NA, 6.00%, 7/05/17		13,805	14,629,283

Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	USD	10,900	$11,670,347

			65,757,735

Diversified Telecommunication Services — 2.0%
AT&T, Inc., 5.50%, 2/01/18		9,850	10,277,648
AT&T, Inc., 6.50%, 9/01/37		8,975	9,302,587
AT&T, Inc., 6.30%, 1/15/38		50	50,787
AT&T, Inc., 6.55%, 2/15/39		25	26,342
Comcast Cable Holdings LLC, 7.88%, 8/01/13		150	170,255
France Telecom SA, 4.38%, 7/08/14		85	88,822
GTE Corp., 6.84%, 4/15/18		8,030	8,796,528
GTE Corp., 6.94%, 4/15/28		100	102,590
Qwest Communications International, Inc., 7.50%, 2/15/14		1,150	1,154,312
Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		810	813,037
Qwest Corp., 8.88%, 3/15/12		1,075	1,155,625
Qwest Corp., 3.50%, 6/15/13 (a)		135	129,938
Qwest Corp., 8.38%, 5/01/16		2,625	2,815,312
TELUS Corp., 8.00%, 6/01/11		423	457,941
Telecom Italia Capital SA, 5.25%, 10/01/15		325	339,803
Telecom Italia Capital SA, 6.00%, 9/30/34		45	42,556
Telefonica Emisiones SAU, 5.98%, 6/20/11		1,070	1,131,683
Telefonica Emisiones SAU, 4.95%, 1/15/15		9,325	9,967,865
Telefonica Europe BV, 7.75%, 9/15/10		2,010	2,102,677
Verizon Communications, Inc., 8.75%, 11/01/18		11,300	14,113,915
Verizon Communications, Inc., 6.35%, 4/01/19		825	910,165
Verizon Maryland, Inc., Series B, 5.13%, 6/15/33		125	98,896
Verizon New Jersey, Inc., 7.85%, 11/15/29		35	37,222
Verizon Virginia, Inc., Series A, 4.63%, 3/15/13		60	62,308
Windstream Corp., 8.13%, 8/01/13		180	186,750
Windstream Corp., 8.63%, 8/01/16		255	259,462

			64,595,026

Electric Utilities — 0.6%
Florida Power & Light Co., 5.63%, 4/01/34		150	150,658
Florida Power & Light Co., 4.95%, 6/01/35		25	22,839
Florida Power & Light Co., 5.95%, 2/01/38		3,595	3,776,558
Florida Power Corp., 6.40%, 6/15/38		6,700	7,315,013

4	Master Total Return Portfolio of Master Bond LLC	December 31, 2009

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Electric Utilities (concluded)
Massachusetts Electric Co., 5.90%, 11/15/39 (b)	USD	4,170	$4,233,860
PacifiCorp., 6.25%, 10/15/37		25	26,973
Progress Energy, Inc., 7.10%, 3/01/11		885	936,705
Scottish Power Ltd., 4.91%, 3/15/10		100	100,829
Southern California Edison Co., Series 08-A, 5.95%, 2/01/38		2,825	2,967,671

			19,531,106

Food & Staples Retailing — 0.0%
CVS Caremark Corp., 0.56%, 6/01/10 (a)		400	400,166

Food Products — 0.8%
Kellogg Co., 4.45%, 5/30/16		125	128,721
Kraft Foods, Inc., 6.50%, 8/11/17		7,620	8,268,127
Kraft Foods, Inc., 6.13%, 2/01/18		8,165	8,585,840
Tyson Foods, Inc., 10.50%, 3/01/14		6,490	7,414,825

			24,397,513

Health Care Equipment & Supplies — 0.0%
CareFusion Corp., 5.13%, 8/01/14 (b)		140	147,170
DJO Finance LLC, 10.88%, 11/15/14		360	379,800

			526,970

Health Care Providers & Services — 0.0%
Tenet Healthcare Corp., 10.00%, 5/01/18 (b)		147	164,640

Hotels Restaurants & Leisure — 0.2%
American Real Estate Partners LP, 8.13%, 6/01/12		75	76,500
American Real Estate Partners LP, 7.13%, 2/15/13		1,890	1,927,800
Wendy’s International, Inc., 6.25%, 11/15/11		5,380	5,568,300

			7,572,600

Household Durables — 1.4%
American Greetings Corp., 7.38%, 6/01/16		570	555,750
Belvoir Land LLC, Series A-1, 5.27%, 12/15/47		20	13,673
Centex Corp., 5.13%, 10/01/13		9,798	9,969,465
D.R. Horton, Inc., 6.88%, 5/01/13		7,830	8,006,175
D.R. Horton, Inc., 6.13%, 1/15/14		9,830	9,805,425
D.R. Horton, Inc., 5.63%, 9/15/14		2,269	2,195,257
Irwin Land LLC, Series A-1, 5.03%, 12/15/25		25	21,158
Irwin Land LLC, Series A-2, 5.40%, 12/15/47		600	416,622
KB Home, 6.38%, 8/15/11		1,488	1,488,000
Lennar Corp., Series B, 5.60%, 5/31/15		3,610	3,307,662

Corporate Bonds		Par (000)	Value

Household Durables (concluded)
Ohana Military Communities LLC, Series 04I, 6.19%, 4/01/49	USD	25	$20,175
Pulte Homes, Inc., 6.25%, 2/15/13		430	435,375
Pulte Homes, Inc., 5.20%, 2/15/15		2,720	2,536,400
Ryland Group, Inc., 5.38%, 5/15/12		2,445	2,481,675
Toll Brothers Finance Corp., 4.95%, 3/15/14		2,260	2,201,498

			43,454,310

Independent Power Producers & Energy Traders — 0.4%
AES Ironwood LLC, 8.86%, 11/30/25		81	80,587
AES Red Oak LLC, Series B, 9.20%, 11/30/29		50	46,875
NRG Energy, Inc., 7.38%, 2/01/16		740	740,925
TXU Corp., 5.55%, 11/15/14		11,845	8,400,450
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25%, 11/01/15 (f)		4,463	3,615,030

			12,883,867

Insurance — 1.6%
Hartford Life Global Funding Trusts, 0.43%, 6/16/14 (a)		13,275	12,043,651
Metropolitan Life Global Funding I, 2.88%, 9/17/12 (b)		8,375	8,440,719
Metropolitan Life Global Funding I, 5.13%, 4/10/13 (b)		11,825	12,527,287
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (b)		1,500	1,587,445
Monument Global Funding Ltd., 0.41%, 6/16/10 (a)		2,510	2,478,612
Prudential Financial, Inc., 4.75%, 9/17/15		10,790	10,941,222
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (b)		4,665	4,822,388

			52,841,324

Internet & Catalog Retail — 0.3%
Expedia, Inc., 7.46%, 8/15/18		8,620	9,406,575

IT Services — 0.6%
First Data Corp., 9.88%, 9/24/15		10,240	9,548,800
iPayment Investors LP, 12.75%, 7/15/14 (b)(g)		486	194,412
Sabre Holdings Corp., 8.35%, 3/15/16		10,080	9,185,400

			18,928,612

Media — 1.9%
Belo Corp., 6.75%, 5/30/13		1,805	1,775,669
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17 (b)		9,215	9,473,020
Comcast Cable Communications Holdings, Inc., 8.38%, 3/15/13		670	772,307
Comcast Corp., 5.50%, 3/15/11		610	638,348
Comcast Corp., 5.90%, 3/15/16		475	511,536

Master Total Return Portfolio of Master Bond LLC	December 31, 2009	5

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Media (concluded)
Comcast Corp., 7.05%, 3/15/33	USD	170	$185,612
Comcast Corp., 6.50%, 11/15/35		15	15,553
Comcast Corp., 6.45%, 3/15/37		7,000	7,217,490
Comcast Corp., 6.95%, 8/15/37		1,300	1,416,861
Cox Communications, Inc., 7.13%, 10/01/12		3,895	4,326,706
Cox Communications, Inc., 8.38%, 3/01/39 (b)		6,180	7,695,206
News America Holdings, Inc., 7.75%, 1/20/24		10	10,274
News America Holdings, Inc., 7.70%, 10/30/25		15	15,667
News America, Inc., 7.13%, 4/08/28		125	125,596
News America, Inc., 7.63%, 11/30/28		140	149,627
News America, Inc., 6.20%, 12/15/34		75	75,376
News America, Inc., 6.40%, 12/15/35		5,210	5,349,831
News America, Inc., 6.75%, 1/09/38		5,060	5,248,829
TCI Communications, Inc., 8.75%, 8/01/15		360	426,525
TCI Communications, Inc., 7.88%, 2/15/26		10	11,209
Time Warner Cable, Inc., 5.40%, 7/02/12		110	117,527
Time Warner Cable, Inc., 5.85%, 5/01/17		4,225	4,439,098
Time Warner Cos., Inc., 9.13%, 1/15/13		9,715	11,272,635
Time Warner Cos., Inc., 7.57%, 2/01/24		745	809,021
Time Warner Cos., Inc., 6.63%, 5/15/29		20	20,854
Time Warner Entertainment Co. LP, 8.38%, 3/15/23		150	177,689
Time Warner, Inc., 6.75%, 4/15/11		200	211,900
Time Warner, Inc., 7.63%, 4/15/31		15	17,424

			62,507,390

Metals & Mining — 0.1%
Aleris International, Inc., 9.00%, 12/15/14 (d)(e)		140	700
Arch Western Finance LLC, 6.75%, 7/01/13		795	789,037
Freeport-McMoRan Copper & Gold, Inc., 3.88%, 4/01/15 (a)		1,150	1,143,537

			1,933,274

Multi-Utilities — 0.0%
CenterPoint Energy, Inc., 7.25%, 9/01/10		480	495,161
CenterPoint Energy Resources Corp., Series B, 7.88%, 4/01/13		30	33,791

			528,952

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels — 3.0%
BP Capital Markets Plc, 3.13%, 3/10/12	USD	11,530	$11,876,453
Canadian Natural Resources, Ltd., 5.70%, 5/15/17		125	133,549
Canadian Natural Resources, Ltd., 5.90%, 2/01/18		2,625	2,821,106
Cenovus Energy, Inc., 6.75%, 11/15/39 (b)		7,170	7,815,687
ConocoPhillips, 4.60%, 1/15/15		17,042	18,098,434
ConocoPhillips, 7.00%, 3/30/29		80	88,560
Consolidated Natural Gas Co., Series A, 5.00%, 3/01/14		235	246,252
Consolidated Natural Gas Co., Series C, 6.25%, 11/01/11		150	161,478
EnCana Holdings Finance Corp., 5.80%, 5/01/14		25	27,292
Enterprise Products Operating LLC, 6.13%, 10/15/39		4,600	4,443,936
Enterprise Products Operating LP, 4.95%, 6/01/10		450	456,130
Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11		5,350	5,403,500
Kinder Morgan, Inc., 6.50%, 9/01/12		2,235	2,324,400
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		7,150	7,158,015
MidAmerican Energy Holdings Co., 6.50%, 9/15/37		25	26,885
Pemex Finance Ltd., 9.03%, 2/15/11		18	18,025
Petrobras International Finance Co., 5.88%, 3/01/18		690	695,803
Petrobras International Finance Co., 5.75%, 1/20/20		15,650	15,920,542
Shell International Finance B.V., 4.00%, 3/21/14		14,625	15,261,641
Tennessee Gas Pipeline Co., 7.00%, 10/15/28		920	980,634
XTO Energy, Inc., 6.75%, 8/01/37		3,370	3,969,496

			97,927,818

Paper & Forest Products — 0.2%
International Paper Co., 7.30%, 11/15/39		5,550	5,887,779

Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co., 6.88%, 8/01/97		75	81,297
Eli Lilly & Co., 3.55%, 3/06/12		5,465	5,687,349
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13		8,050	8,641,265
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18		125	134,824
Merck & Co., Inc., 4.00%, 6/30/15		11,910	12,420,260
Merck & Co., Inc., 6.40%, 3/01/28		25	27,581
Pfizer, Inc., 5.35%, 3/15/15 (h)		19,655	21,481,048
Roche Holdings, Inc., 2.26%, 2/25/11		2,735	2,792,665

6	Master Total Return Portfolio of Master Bond LLC	December 31, 2009

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Pharmaceuticals (concluded)
Roche Holdings, Inc., 5.00%, 3/01/14 (b)	USD	11,525	$12,329,871
Roche Holdings, Inc., 6.00%, 3/01/19 (b)		25	27,471
Schering-Plough Corp., 5.55%, 12/01/13 (f)		85	93,420
Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36		50	51,644
Wyeth, 6.00%, 2/15/36		100	104,461

			63,873,156

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., 5.65%, 9/15/11		2,220	1,631,700

Road & Rail — 0.1%
The Hertz Corp., 8.88%, 1/01/14		1,160	1,186,100

Software — 0.2%
Oracle Corp., 4.95%, 4/15/13		35	37,557
Oracle Corp., 3.75%, 7/08/14		275	283,749
Oracle Corp., 5.75%, 4/15/18		5,980	6,465,492

			6,786,798

Specialty Retail — 0.0%
Limited Brands, Inc., 6.13%, 12/01/12		395	404,875

Thrifts & Mortgage Finance — 0.4%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (b)		13,180	13,154,483

Wireless Telecommunication Services — 1.4%
CellCo Partnership, 3.75%, 5/20/11		27,900	28,769,531
CellCo Partnership, 8.50%, 11/15/18		100	124,038
Rogers Wireless, Inc., 7.50%, 3/15/15		140	163,519
Vodafone Group Plc, 7.75%, 2/15/10		1,175	1,183,977
Vodafone Group Plc, 5.00%, 12/16/13		285	301,770
Vodafone Group Plc, 4.15%, 6/10/14		13,325	13,708,547
Vodafone Group Plc, 5.00%, 9/15/15		130	136,262

			44,387,644

Total Corporate Bonds – 25.7%			826,961,191

Foreign Agency Obligations

Bundesrepublik Deutschland Series 08, 4.75%, 7/04/40	EUR	32,360	51,429,840
Canadian Government Bond, 3.75%, 6/01/19	CAD	35,805	34,611,899
Demirate of Abu Dhabi, 6.75%, 4/08/19	USD	100	109,699

Foreign Agency Obligations		Par (000)	Value

Israel Government Bond, 5.50%, 9/18/23	USD	850	$905,382
Israel Government Bond, 5.50%, 4/26/24		700	747,017
Israel Government Bond, 5.50%, 9/18/33		60	59,282
Japan Finance Corp., 2.00%, 6/24/11		8,595	8,698,647
Kreditanstalt fuer Wiederaufbau, 2.25%, 4/16/12		350	355,246
Kreditanstalt fuer Wiederaufbau, 3.50%, 3/10/14		225	231,226
Kreditanstalt fuer Wiederaufbau, 2.75%, 10/21/14		17,795	17,595,020
Landwirtschaftliche Rentenbank, 4.13%, 7/15/13		1,015	1,070,140
Landwirtschaftliche Rentenbank, Series E, 5.25%, 7/02/12		3,515	3,797,690
Landwirtschaftliche Rentenbank, Series E, 4.38%, 1/15/13		2,860	3,017,537
Landwirtschaftliche Rentenbank, Series E, 4.00%, 2/02/15		2,235	2,320,757
Mexico Government International Bond, 6.38%, 1/16/13		2,818	3,113,890
Province of Ontario Canada, 4.10%, 6/16/14		14,980	15,633,353
Province of Ontario Canada, Series 1, 1.88%, 11/19/12		10,810	10,738,969
Qatar Government International Bond, 4.00%, 1/20/15 (b)		5,980	5,994,950
Societe Financement de l’Economie Francaise, 2.25%, 6/11/12 (b)		325	328,562
Societe Financement de l’Economie Francaise, 3.38%, 5/05/14 (b)		275	280,351

Total Foreign Agency Obligations – 5.0%			161,039,457

Non-Agency Mortgage Backed Securities

Collateralized Mortgage Obligations — 9.9%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.29%, 6/25/45 (a)		1,865	1,270,500
Banc of America Alternative Loan Trust, Series 2004-5, Class 4A1, 5.00%, 6/25/19		33	32,748
Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.00%, 7/25/19		44	41,430
Banc of America Alternative Loan Trust, Series 2004-7, Class 4A1, 5.00%, 8/25/19		1,280	1,209,377

Master Total Return Portfolio of Master Bond LLC	December 31, 2009	7

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Non-Agency Mortgage Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 3A1, 5.36%, 8/25/35 (a)	USD	12,971	$11,074,695
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 2A1, 5.65%, 7/25/36 (a)		2,177	1,433,522
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 28.90%, 12/25/35 (a)(b)(i)		10	10,145
Citigroup Mortgage Loan Trust, Inc., Series 2007-2, Class 2A, 6.00%, 11/25/36		792	726,097
CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1, 6.00%, 10/25/37		22,899	15,435,559
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		17	18,159
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 2A5, 0.68%, 9/25/34 (a)		780	721,671
Countrywide Alternative Loan Trust, Series 2005-21B, Class A17, 6.00%, 6/25/35		20,275	18,431,433
Countrywide Alternative Loan Trust, Series 2006-01A0, Class 1A1, 1.41%, 8/25/46 (a)		76	36,680
Countrywide Alternative Loan Trust, Series 2006-OA10, Class 4A1, 0.42%, 8/25/46 (a)		2,843	1,414,243
Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1, 0.42%, 3/20/47 (a)		10,792	5,786,660
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A1, 0.31%, 12/25/46 (a)		4,312	4,042,845
Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A1, 0.32%, 11/25/36 (a)		3,025	2,920,517
Countrywide Alternative Loan Trust, Series 2006-OC11, Class 2A1, 0.33%, 1/25/37 (a)		4,130	3,935,445
Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A10, 6.00%, 2/25/37		9,193	5,969,529
Countrywide Alternative Loan Trust, Series 2006-J4, Class 2A8, 6.00%, 7/25/36		20,764	14,485,363
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class1A1, 0.50%, 2/25/35 (a)		463	304,352
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-0A5, Class 2A1, 0.43%, 4/25/46 (a)		4,631	2,246,727

Non-Agency Mortgage Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-0A5, Class 3A1, 0.43%, 4/25/46 (a)	USD	8,285	$3,824,628
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37		3,834	3,108,992
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21		4,611	3,074,101
Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 1A1, 6.00%, 9/26/37 (a)		225	218,026
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-2, Class 1A1, 0.63%, 4/25/35 (a)		1,986	1,167,095
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-0A1, Class A1, 0.43%, 2/25/47 (a)		30	16,144
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.50%, 8/25/35 (a)		3,592	3,096,303
GSR Mortgage Loan Trust, Series 2004-9, Class 4A1, 4.05%, 8/25/34 (a)		134	125,237
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.25%, 7/25/35 (a)		12,574	11,557,550
GSR Mortgage Loan Trust, Series 2006-0A1, Class 2A1, 0.42%, 8/25/46 (a)		1,403	1,006,584
GSR Mortgage Loan Trust, Series 2006-2F, Class 2A2, 5.75%, 2/25/36		2,369	1,964,456
Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A, 0.56%, 9/19/35 (a)		1,537	845,279
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.54%, 11/19/35 (a)		1,489	784,120
Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.44%, 11/19/36 (a)		454	266,421
Harborview Mortgage Loan Trust, Series 2006-11, Class A1A, 0.40%, 12/19/36 (a)		1,027	539,716
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.50%, 10/25/35 (a)		92	62,431
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.41%, 12/25/36 (a)		9,907	5,770,787
Impac CMB Trust, Series 2005-6, Class 1A2, 0.37%, 10/25/35 (a)		581	324,913

8	Master Total Return Portfolio of Master Bond LLC	December 31, 2009

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Non-Agency Mortgage Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.63%, 11/25/34 (a)	USD	1,625	$1,451,175
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class M1, 0.83%, 11/25/34 (a)		11,950	3,209,063
IndyMac INDX Mortgage Loan Trust, Series 2006-AR41, Class A3, 0.41%, 2/25/37 (a)		15,172	7,891,885
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, 7/25/36		2,233	1,912,962
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, 3/25/22		1,392	1,167,357
Luminent Mortgage Trust, Series 2006-7, Class 1A1, 0.41%, 12/25/36 (a)		20,087	9,501,620
MASTR Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34		50	48,997
Ocwen Residential MBS Corp., Series 1998-R2, Class AP, 12.91%, 11/25/34 (a)(b)		22	4,305
Residential Accredit Loans, Inc., Series 2006-QS4, Class A9, 6.00%, 4/25/36		8,014	5,281,445
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A10, 6.00%, 1/25/37		5,620	3,323,706
Residential Accredit Loans, Inc., Series 2007-QS5, Class A1, 5.50%, 3/25/37		7,732	5,130,942
Station Place Securitization Trust , Series 2009-1, Class A, 1.74%, 12/29/10 (a)		15,045	14,969,775
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.55%, 10/25/35 (a)		59	35,239
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.71%, 4/25/37 (a)		24,897	15,976,289
Structured Asset Securities Corp., Series 2005-GEL2, Class A, 0.51%, 4/25/35 (a)		1,016	873,772
WaMu Mortgage Pass-Through Certificates, Series 2000-1, Class B1, 0.63%, 1/25/40 (a)(b)		1	58
WaMu Mortgage Pass-Through Certificates, Series 2006-AR11, Class 1A, 1.59%, 9/25/46 (a)		1,316	710,325
WaMu Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1, 5.28%, 1/25/37 (a)		25,678	18,874,138

Non-Agency Mortgage Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.40%, 5/25/47 (a)	USD	5,023	$2,774,805
WaMu Mortgage Pass-Through Certificates, Series 2007-0A5, Class 1A, 1.29%, 6/25/47 (a)		5,578	2,800,014
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 2A1, 5.11%, 9/25/35		31,935	28,820,516
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A5, 5.01%, 3/25/36 (a)		28,692	23,097,164
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR3, Class A4, 5.71%, 3/25/36 (a)		29,189	21,556,572
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, 5.78%, 4/25/36 (a)		1,900	1,594,132
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 2A1, 6.10%, 9/25/36 (a)		6,358	5,315,535
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1, 5.65%, 10/25/36 (a)		6,250	4,995,624
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR17, Class A1, 5.33%, 10/25/36 (a)		10,377	7,705,473

			318,323,368

Commercial Mortgage-Backed Securities — 16.1%
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.88%, 7/10/42 (a)		2,840	2,826,235
Banc of America Commercial Mortgage, Inc., Series 2004-7, Class 4A1, 6.50%, 4/15/36		1,566	1,617,910
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class 4A, 5.14%, 11/10/42 (a)		170	173,644
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A3A, 4.62%, 7/10/43		850	845,331
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.74%, 5/10/45 (a)		5,460	5,365,689
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A2, 5.66%, 6/10/49 (a)(j)		22,000	22,383,819

Master Total Return Portfolio of Master Bond LLC	December 31, 2009	9

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Non-Agency Mortgage Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities, Series 1998-C1, Class A2, 6.44%, 6/16/30	USD	248	$247,455
Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2, 7.32%, 10/15/32 (a)		1,103	1,124,868
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A2, 6.46%, 10/15/36		205	215,223
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, 4.83%, 11/11/41		440	429,119
Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4, 5.46%, 3/11/39 (a)		175	171,050
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.33%, 2/11/44		20,950	18,079,305
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A3, 6.39%, 8/15/36		557	584,097
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3, 6.13%, 4/15/37		235	247,296
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2, 5.18%, 11/15/36		3,605	3,724,714
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A1, 4.11%, 12/15/35		6,107	6,201,572
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 5/15/38		3,550	3,493,875
CS First Boston Mortgage Securities Corp., Series 2003-CPN1, Class A2, 4.60%, 3/15/35		1,000	1,005,133
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2, 7.76%, 4/15/32		4,297	4,293,305
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class A4, 4.86%, 5/15/43		860	836,790
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 (a)		446	399,676
Commercial Mortgage Asset Trust, Series 1999-C2, Class A2, 7.55%, 11/17/32 (a)		30	30,322
Commercial Mortgage Pass-Through Certificates, Series 2000-C1, Class A2, 7.42%, 8/15/33 (a)		196	197,508
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (a)		9,900	10,095,421

Non-Agency Mortgage Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, 5.82%, 12/10/49 (a)	USD	384	$348,579
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AAB, 5.82%, 12/10/49 (a)		175	173,186
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C4, Class A2, 5.02%, 8/15/38		200	200,829
Credit Suisse Mortgage Capital Certificates, Series 2006-CA4, Class A2, 5.36%, 9/15/39 (j)		25,000	25,344,668
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33		1,777	1,810,193
First Union National Bank Commercial Mortgage, Series 2000-C1, Class A2, 7.84%, 5/17/32		4,456	4,460,839
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2, 7.20%, 10/15/32		108	110,249
First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, 1/12/43		3,126	3,240,378
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A3, 6.42%, 8/15/33		1,211	1,264,590
GE Capital Commercial Mortgage Corp., Series 2001-1, Class B, 6.72%, 5/15/33		225	233,473
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2, 6.07%, 6/10/38		1,670	1,749,139
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.27%, 12/10/35		1,730	1,822,976
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4, 5.33%, 11/10/45 (a)		1,850	1,806,695
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2, 5.42%, 12/10/49 (j)		38,422	38,679,385
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class D, 6.50%, 5/15/35		2,037	2,034,713
GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 7.46%, 8/16/33 (a)		767	777,851
GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 5.48%, 5/10/40 (a)		2,465	2,549,357

10	Master Total Return Portfolio of Master Bond LLC	December 31, 2009

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Non-Agency Mortgage Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class B, 6.67%, 4/15/34 (a)	USD	15,000	$15,291,581
GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A4, 5.02%, 4/10/40		2,325	2,364,950
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class AAB, 4.70%, 12/10/41		700	706,880
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4, 4.96%, 8/10/38		1,625	1,644,112
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2, 5.78%, 8/10/45 (a)(j)		36,500	37,384,424
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A4, 4.76%, 6/10/36		20,485	20,572,391
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3, 4.57%, 8/10/42		2,445	2,394,430
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB, 4.62%, 8/10/42		955	969,374
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.88%, 7/10/38 (a)		467	425,434
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 3/10/39		1,850	1,634,558
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3, 5.86%, 10/12/35		960	999,516
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB2, Class A3, 6.43%, 4/15/35		21,558	22,452,562
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3, Class A3, 6.47%, 11/15/35 (b)		3,150	3,309,722
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.26%, 3/15/33		1,018	1,047,528
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5, 4.65%, 1/12/37		900	897,615
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A2, 5.29%, 5/15/45 (j)		25,000	25,428,250

Non-Agency Mortgage Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD1, Class A2, 5.80%, 6/15/49	USD	37,000	$37,996,336
JPMorgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2, 7.37%, 8/15/32 (a)		32	32,093
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, 5/15/25 (a)		3,233	3,237,422
LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, 8/15/26		698	708,481
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3, 4.56%, 9/15/27 (a)		195	198,189
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class AAB, 4.57%, 2/15/30		1,050	1,064,201
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.42%, 2/15/40		1,500	1,242,195
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 2/15/40		175	151,163
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A2, 5.85%, 7/15/40		200	202,513
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A2, 5.59%, 9/15/45		1,845	1,868,679
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)		255	223,816
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A2, 5.88%, 6/12/46 (a)		14,159	14,525,967
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class ASB, 5.64%, 9/12/49 (j)		25,000	24,182,390
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.61%, 5/12/39 (j)		40,000	40,726,676
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.99%, 8/13/42		225	217,794
Morgan Stanley Capital I, Series 2006-IQ11, Class A2, 5.69%, 10/15/42 (a)		6,715	6,845,491
Morgan Stanley Capital I, Series 2007-HQ11, Class A2, 5.36%, 2/12/44 (j)		13,000	13,266,648
Morgan Stanley Capital I, Series 2007-HQ12, Class A2, 5.63%, 4/12/49 (a)		3,520	3,555,020

Master Total Return Portfolio of Master Bond LLC	December 31, 2009	11

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Non-Agency Mortgage Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Capital I, Series 2007-HQ13, Class A1, 5.36%, 12/15/44	USD	266	$272,847
Morgan Stanley Dean Witter Capital I, Series 2000-LIFE, Class A2, 7.57%, 11/15/36 (a)		903	902,460
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4, 6.39%, 7/15/33		1,307	1,362,270
Prudential Mortgage Capital Funding, LLC, Series 2001-Rock, Class A2, 6.61%, 5/10/34		2,088	2,167,217
Prudential Securities Secured Financing Corp., Series 2000-C1, Class A2, 7.73%, 5/17/32 (a)		4,686	4,683,099
Salomon Brothers Mortgage Securities VII, Inc., Series 2000-C3, Class A2, 6.59%, 12/18/33		1,344	1,367,296
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class A3, 6.50%, 11/13/36		4,878	5,112,471
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A3, 5.21%, 10/15/44 (a)		9,420	9,547,939
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2, 5.50%, 10/15/48 (j)		29,196	29,770,901
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, 11/15/48		7,040	6,605,979
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class A2, 5.15%, 5/25/36 (a)		89	89,497

			520,846,834

Interest Only Commercial Mortgage-Backed Securities — 0.0%
GS Mortgage Securities Corp. II, Series 2003-C1, Class X2, 1.03%, 1/10/40 (a)		11,206	15,404
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 2.10%, 5/25/36 (a)		9,715	263,315

			278,719

Total Non-Agency Mortgage Backed Securities – 26.0%			839,448,921

Preferred Securities

Capital Trust

Capital Markets — 0.2%
Credit Suisse Guernsey Ltd., 5.86%, 5/29/49 (a)(k)		3,101	2,697,870

Capital Trust		Par (000)	Value

Capital Markets (concluded)
Goldman Sachs Capital II, 5.79%, 12/29/49 (a)(k)	USD	3,190	$2,472,250
Lehman Brothers Holdings Capital Trust VII, 5.86%, 11/29/49 (d)(e)(k)		1,868	560

			5,170,680

Commercial Banks — 0.0%
Barclays Bank Plc, 5.93%, 9/29/49 (a)(b)(k)		1,125	843,750
Barclays Bank Plc, 7.43%, 12/15/49 (a)(b)(k)		100	91,000

			934,750

Diversified Financial Services — 0.5%
General Electric Capital Corp., 6.38%, 11/15/67 (a)		7,210	6,254,675
JPMorgan Chase & Co., 7.90%, 4/29/49 (a)(k)		10,800	11,139,768
JPMorgan Chase Capital XXI, Series U, 1.23%, 1/15/87 (a)		285	194,712
JPMorgan Chase Capital XXV, 6.80%, 10/01/37		275	273,230

			17,862,385

Insurance — 1.1%
The Allstate Corp., Series B, 6.13%, 5/15/67 (a)		35	30,450
Chubb Corp., 6.38%, 3/29/67 (a)		6,875	6,393,750
Lincoln National Corp., 7.00%, 5/17/66 (a)		4,185	3,473,550
Lincoln National Corp., 6.05%, 4/20/67 (a)		3,110	2,410,250
MetLife, Inc., 6.40%, 12/15/66		8,350	7,306,250
Progressive Corp., 6.70%, 6/15/67 (a)		6,460	5,716,254
Reinsurance Group of America, 6.75%, 12/15/65 (a)		4,415	3,731,986
The Travelers Cos., Inc., 6.25%, 3/15/67 (a)		5,790	5,274,632
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)		1,329	1,123,005

			35,460,127

Total Preferred Securities – 1.8%			59,427,942

Taxable Municipal Bonds

Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16		55	56,563
Chicago Metropolitan Water Reclamation District-Greater Chicago Illinois, GO, Build America Bonds, Taxable, 5.72%, 12/01/38		4,195	4,206,578
Cornell University, 4.35%, 2/01/14		360	377,075

12	Master Total Return Portfolio of Master Bond LLC	December 31, 2009

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds		Par (000)	Value

Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44	USD	2,210	$2,269,294
Leland Stanford Junior University, 4.75%, 5/01/19		2,450	2,481,164
Metropolitan Transportation Authority, RB, Build America Bonds, Taxable, 7.34%, 11/15/39		5,540	6,186,241
New Jersey State Turnpike Authority, RB, Build America Bonds, Taxable, 7.41%, 1/01/40		1,535	1,730,252
New York State Dormitory Authority, RB, Build America Bonds, Taxable, 5.63%, 3/15/39		4,650	4,438,007
Port Authority of New York & New Jersey, RB, Consolidated, 158th Series, 5.86%, 12/01/24		55	56,101
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		3,275	3,256,038
State of California, GO, Build America Bonds, 7.30%, 10/01/39		6,590	6,228,077
State of California, GO, Taxable, Various Purpose 3, 5.45%, 4/01/15		20,425	20,544,282
State of Texas, GO, Build America Bonds, Taxable, 5.52%, 4/01/39		11,285	11,007,276

Total Taxable Municipal Bonds – 1.9%			62,836,948

U.S. Treasury Obligations

U.S. Treasury Bonds, 7.25%, 5/15/16 (l)		15,370	19,026,385
U.S. Treasury Bonds, 8.13%, 8/15/19 (l)		70,205	94,491,577
U.S. Treasury Bonds, 8.75%, 8/15/20		8,000	11,317,504
U.S. Treasury Bonds, 8.13%, 8/15/21 (l)		41,590	57,043,264
U.S. Treasury Bonds, 8.00%, 11/15/21 (l)		37,850	51,541,064
U.S. Treasury Bonds, 7.13%, 2/15/23		10,800	13,851,000
U.S. Treasury Bonds, 6.63%, 2/15/27		75	93,668
U.S. Treasury Notes, 1.13%, 12/15/12		55	54,119
U.S. Treasury Notes, 2.13%, 11/30/14 (l)		120,690	117,833,268
U.S. Treasury Notes, 4.00%, 8/15/18 (l)		29,300	29,924,910
U.S. Treasury Notes, 3.38%, 11/15/19 (l)		219,715	211,339,464
U.S. Treasury Notes, 5.25%, 2/15/29 (l)		21,200	22,968,886

U.S. Treasury Obligations		Par (000)	Value

U.S. Treasury Notes, 3.50%, 2/15/39	USD	28,405	$23,265,456
U.S. Treasury Notes, 4.25%, 5/15/39		11,404	10,698,377
U.S. Treasury Notes, 4.50%, 8/15/39		52,965	51,765,025
U.S. Treasury Strips, 4.69%, 8/15/20 (m)		53,190	33,840,010

Total U.S. Treasury Obligations – 23.2%			749,053,977

U.S. Government Sponsored Agency Securities

Agency Obligations — 6.4%
Fannie Mae, 6.25%, 2/01/11 (h)		16,780	17,628,564
Fannie Mae, 5.25%, 8/01/12		49,176	52,477,185
Fannie Mae, 1.75%, 8/10/12		325	324,935
Fannie Mae, 4.63%, 5/01/13		250	263,007
Fannie Mae, 5.13%, 1/02/14		75	79,622
Fannie Mae, 2.75%, 2/05/14		175	176,978
Fannie Mae, 2.75%, 3/13/14		725	731,157
Fannie Mae, 3.50%, 8/25/14		375	377,681
Fannie Mae, 3.00%, 9/16/14		400	405,071
Fannie Mae, 2.63%, 11/20/14		18,645	18,500,427
Fannie Mae, 5.25%, 9/15/16		200	220,968
Fannie Mae, 6.63%, 11/15/30		200	240,362
Federal Home Loan Bank of Chicago, 5.63%, 6/13/16		100	100,819
Federal Home Loan Bank, 5.38%, 5/15/19 (h)(n)		36,340	38,895,102
Federal Home Loan Bank, 5.63%, 6/11/21		310	337,459
Freddie Mac, 1.13%, 12/15/11		49,580	49,425,955
Freddie Mac, 2.13%, 3/23/12		2,050	2,081,416
Freddie Mac, 1.75%, 6/15/12		11,300	11,350,048
Freddie Mac, 2.13%, 9/21/12		485	490,158
Resolution Funding Corp. 5.90%, 7/15/18 (m)		125	86,469
Resolution Funding Corp. 5.89%, 10/15/18 (m)		125	85,156
Tennessee Valley Authority, 5.25%, 9/15/39		12,145	12,033,934

			206,312,473

Collateralized Mortgage Obligations — 1.0%
Fannie Mae Mortgage Backed Securities, Series 2003-41, Class XU, 4.00%, 7/25/15		2,937	2,944,109
Fannie Mae Mortgage Backed Securities, Series 2004-28, Class PB, 6.00%, 8/25/28		18	17,924
Fannie Mae Mortgage Backed Securities, Series 2004-29, Class HC, 7.50%, 7/25/30		791	840,819

Master Total Return Portfolio of Master Bond LLC	December 31, 2009	13

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Fannie Mae Mortgage Backed Securities, Series 2005-48, Class AR, 5.50%, 2/25/35	USD	75	$79,299
Fannie Mae Mortgage Backed Securities, Series 2005-63, Class PA, 5.50%, 10/25/24		549	548,914
Fannie Mae Mortgage Backed Securities, Series 2005-118, Class MC, 6.00%, 1/25/32		81	82,727
Fannie Mae Mortgage Backed Securities, Series 2006-26, Class QA, 5.50%, 6/25/26		931	957,213
Fannie Mae Mortgage Backed Securities, Series 2006-M2, Class A2A, 5.27%, 10/25/32 (a)		4,600	4,717,557
Fannie Mae Mortgage Backed Securities, Series 2007-22, Class PA, 5.50%, 3/25/37		11,712	12,432,075
Fannie Mae Mortgage Backed Securities, Series 2989, Class KA, 4.50%, 3/15/19		759	788,484
Freddie Mac Mortgage Backed Securities, Series 2825, Class VP, 5.50%, 6/15/15		1,310	1,397,552
Freddie Mac Mortgage Backed Securities, Series 3063, Class YB, 5.50%, 6/15/26		806	821,577
Freddie Mac Mortgage Backed Securities, Series 3068, Class VA, 5.50%, 10/15/16		8,058	8,489,572

			34,117,822

Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac Mortgage Backed Securities, Series K003, Class A3, 4.32%, 12/25/15		105	108,380

Federal Deposit Insurance Corporation Guaranteed — 6.2%
Citibank NA, 1.38%, 8/10/11		47,455	47,580,803
Citibank NA, 1.25%, 11/15/11		260	259,802
Citibank NA, 1.75%, 12/28/12		20,610	20,428,673
Citigroup Funding, Inc., 1.38%, 5/05/11		410	412,622
Citigroup Funding, Inc., 2.13%, 7/12/12		12,005	12,097,703
Citigroup Funding, Inc., 1.88%, 10/22/12		26,015	25,916,715
Citigroup Funding, Inc., 2.25%, 12/10/12		1,940	1,955,229
Citigroup, Inc., 1.88%, 5/07/12		1,465	1,472,795
General Electric Capital Corp., 1.80%, 3/11/11		260	262,933
General Electric Capital Corp., 2.25%, 3/12/12		17,045	17,291,982
General Electric Capital Corp., 2.00%, 9/28/12		16,400	16,421,222
General Electric Capital Corp., 2.13%, 12/21/12		33,930	33,961,453

U.S. Government Sponsored Agency Securities		Par (000)	Value

Federal Deposit Insurance Corporation Guaranteed (concluded)
General Electric Capital Corp., 2.63%, 12/28/12	USD	20,900	$21,284,832
JPMorgan Chase & Co., 2.20%, 6/15/12		200	202,779
Morgan Stanley, 2.25%, 3/13/12		1,205	1,224,009

			200,773,552

Interest Only Collateralized Mortgage Obligations — 0.1%
Ginnie Mae Mortgage Backed Securities, Series 2009-26, Class SC, 5.95%, 1/16/38 (a)		22,523	2,853,086

Mortgaged-Backed Securities — 49.9%
Fannie Mae Mortgage Backed Securities:
4.00%, 12/01/14 - 1/01/40 (o)		64,500	63,722,522
4.50%, 12/01/20 – 1/15/40 (h)		356,951	357,834,938
5.00%, 4/01/21 – 1/15/40 (h)(o)		245,910	253,439,568
5.04%, 8/01/38 (a)		14,527	15,268,828
5.33%, 2/01/37 (a)		239	250,716
5.38%, 5/01/36 (a)		125	130,476
5.50%, 7/01/14 – 1/15/40 (h)		278,202	292,309,432
5.54%, 2/01/37 (a)		269	284,537
5.56%, 10/01/38 (a)		112	118,616
5.72%, 10/01/36 (a)		157	164,434
6.00%, 1/01/21 – 1/15/40		94,618	101,044,128
6.28%, 8/01/11		1,800	1,896,139
6.50%, 8/01/32 – 1/15/40		49,021	52,499,162
7.00%, 3/01/11 – 11/01/17		11	12,215
Freddie Mac Mortgage Backed Securities:
4.00%, 3/01/10 – 5/01/10		233	234,863
5.00%, 6/01/21 – 1/15/40 (o)		19,606	20,477,252
5.50%, 2/01/14 – 1/15/40 (o)		75,056	78,833,080
6.00%, 5/01/13 – 1/15/40 (o)		265,790	282,087,862
Ginnie Mae Mortgage Backed Securities:
2.75%, 5/20/34		1,914	1,938,346
5.00%, 1/15/40 (o)		53,700	55,218,690
5.50%, 6/15/33 – 2/15/35		504	532,077
6.00%, 10/15/14 – 11/15/28		23	24,433
6.50%, 1/15/40		29,900	31,787,438
7.50%, 4/15/31 – 3/15/32		346	389,563

			1,610,499,315

Total U.S. Government Sponsored Agency Securities – 63.6%			2,054,664,628

Total Long-Term Investments (Cost – $5,195,687,500) – 158.0%			5,100,979,369

Short-Term Securities	Shares

Money Market Fund – 0.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.12%, 12/31/99 (i)(p)	10,876,406	10,876,406

14	Master Total Return Portfolio of Master Bond LLC	December 31, 2009

Schedule of Investments (Continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value

Borrowed Bond Agreements – 2.9%
Barclays Capital Inc., 0.02%, 1/13/10	USD	48,073	$48,073,250
Credit Suisse Securities (USA) LLC, 0.00%, 1/13/10		14,909	14,909,238
JPMorgan Securities Inc., 0.04%, 1/13/10		6,174	6,173,655
JPMorgan Securities Inc., 0.05%, 1/13/10		23,664	23,664,106

			92,820,249

Total Short-Term Securities (Cost – $103,696,655) – 3.2%			103,696,655

Options Purchased		Contracts (q)

Over-the-Counter Call Swaptions — 0.1%
Receive a fixed rate of 1.92% and pay a floating rate based on 3- month LIBOR, expires 9/02/10, Broker Morgan Stanley Capital Services, Inc.		236	1,242,375
Receive a fixed rate of 1.95% and pay a floating rate based on 3- month LIBOR, expires 9/18/10, Broker Citibank NA		236	1,287,393
Receive a fixed rate of 2.25% and pay a floating rate based on 3- month LIBOR, expires 2/25/10, Broker Morgan Stanley Capital Services, Inc.		117	12,402
Receive a fixed rate of 2.50% and pay a floating rate based on 3- month LIBOR, expires 3/11/10, Broker Barclays Bank Plc		2	22
Receive a fixed rate of 2.50% and pay a floating rate based on 3- month LIBOR, expires 3/12/10, Broker Barclays Bank Plc		28	281

			2,542,473

Exchanged-Traded Put Options — 0.1%
10-Year U.S. Treasury Bond, Strike Price USD 117, expires 2/19/10		910	1,876,875
Euro-Dollar Future, Strike Price USD 98.75, expires 9/13/10		2,125	1,540,625

			3,417,500

Over-the-Counter Put Swaptions — 0.8%
Pay a fixed rate of 1.92% and receive a floating rate based on 3-month LIBOR, expires 9/02/10, Broker Morgan Stanley Capital Services, Inc.		236	726,428

Options Purchased	Contracts (q)	Value

Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 1.95% and receive a floating rate based on 3-month LIBOR, expires 9/18/10, Broker Citibank NA	236	$712,285
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expires 3/15/10, Broker Royal Bank of Scotland Plc	144	1,078,235
Pay a fixed rate of 5.04% and receive a floating rate based on 3-month LIBOR, expires 10/23/12, Broker JPMorgan Chase Bank NA	252	16,869,866
Pay a fixed rate of 5.09% and receive a floating rate based on 3-month LIBOR, expires 10/12/12, Broker Credit Suisse International	40	2,642,229
Pay a fixed rate of 5.17% and receive a floating rate based on 3-month LIBOR, expires 10/15/12, Broker JPMorgan Chase Bank NA	51	3,210,721
Pay a fixed rate of 5.35% and receive a floating rate based on 3-month LIBOR, expires 2/04/10, Broker JPMorgan Chase Bank NA	330	21,463

		25,261,227

Total Options Purchased (Cost – $31,223,845) – 1.0%		31,221,200

Total Investments Before Borrowed Bonds, TBA Sale Commitments and Outstanding Options Written (Cost – $5,330,608,000*) – 162.2%		5,235,897,224

Borrowed Bonds		Par (000)

U.S. Treasury Notes, 3.38%, 11/15/19	USD	95,450	(91,811,446)

Total Borrowed Bonds (Proceeds – $94,234,884) – (2.8)%			(91,811,446)

TBA Sale Commitments

Fannie Mae Mortgage Backed Securities:
4.00%, 12/01/14 - 1/01/40		9,000	(9,052,029)
4.50%, 12/01/20 – 1/15/40		99,100	(99,396,164)
5.00%, 4/01/21 – 1/15/40		201,000	(206,692,966)
5.50%, 7/01/14 – 1/15/40		120,300	(125,956,951)
6.00%, 1/01/21 – 1/15/40		94,400	(99,983,110)

Master Total Return Portfolio of Master Bond LLC	December 31, 2009	15

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

TBA Sale Commitments		Par (000)	Value

Freddie Mac Mortgage Backed Securities:
5.00%, 6/01/21 – 1/15/40	USD	12,600	$(13,170,932)
6.00%, 5/01/13 – 1/14/40		211,100	(223,831,863)

Total TBA Sale Commitments (Proceeds – $783,874,435) – (24.1)%			(778,084,015)

Options Written	Contracts (q)

Over-the-Counter Call Swaptions — (0.7)%
Pay a fixed rate of 3.18% and receive a floating rate based on 3-month LIBOR, expires 1/06/10, Broker Citibank NA	4	(40)
Pay a fixed rate of 3.58% and receive a floating rate based on 3-month LIBOR, expires 1/16/10, Broker Deutsche Bank AG	93	(1,112)
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, expires 2/04/10, Broker JPMorgan Chase Bank NA	25	(44,653)
Pay a fixed rate of 3.80% and receive a floating rate based on 3-month LIBOR, expires 5/15/10, Broker Morgan Stanley Capital Services, Inc.	80	(1,036,240)
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, expires 3/22/10, Broker Citibank NA	53	(582,826)
Pay a fixed rate of 4.08% and receive a floating rate based on 3-month LIBOR, expires 9/18/10, Broker Deutsche Bank AG	20	(509,980)
Pay a fixed rate of 4.12% and receive a floating rate based on 3-month LIBOR, expires 8/21/10, Broker Goldman Sachs Bank USA	28	(750,223)
Pay a fixed rate of 4.12% and receive a floating rate based on 3-month LIBOR, expires 8/21/10, Broker Morgan Stanley Capital Services, Inc.	25	(686,892)
Pay a fixed rate of 4.80% and receive a floating rate based on 3-month LIBOR, expires 6/11/10, Broker Barclays Bank Plc	108	(6,583,076)
Pay a fixed rate of 4.84% and receive a floating rate based on 3-month LIBOR, expires 12/02/14, Broker JPMorgan Chase Bank NA	23	(1,233,788)

Options Written	Contracts (q)	Value

Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 4.87% and receive a floating rate based on 3-month LIBOR, expires 2/20/10, Broker Deutsche Bank AG	4	$(8,331,732)
Pay a fixed rate of 4.89% and receive a floating rate based on 3-month LIBOR, expires 12/03/14, Broker Deutsche Bank AG	27	(1,465,641)
Pay a fixed rate of 4.89% and receive a floating rate based on 3-month LIBOR, expires 12/03/14, Broker Deutsche Bank AG	14	(754,534)
Pay a fixed rate of 5.67% and receive a floating rate based on 3-month LIBOR, expires 1/04/10, Broker Citibank NA	4	(530,173)

		(22,510,910)

Exchanged-Traded Put Options — (0.1)%
10-Year U.S. Treasury Bond, Strike Price USD 116, expires 2/19/10	910	(1,308,125)
Euro-Dollar Future, Strike Price USD 98.75, expires 9/13/10	2,125	(876,562)

		(2,184,687)

Over-the-Counter Put Swaptions — (0.9)%
Receive a fixed rate of 2.75% and pay a floating rate based on 3- month LIBOR, expires 2/04/10, Broker Deutsche Bank AG	35	(2,048)
Receive a fixed rate of 3.18% and pay a floating rate based on 3- month LIBOR, expires 1/06/10, Broker Citibank NA	4	(269,380)
Receive a fixed rate of 3.86% and pay a floating rate based on 3- month LIBOR, expires 3/22/10, Broker Citibank NA	53	(1,625,019)
Receive a fixed rate of 4.08% and pay a floating rate based on 3- month LIBOR, expires 1/16/10, Broker Deutsche Bank AG	93	(255,296)
Receive a fixed rate of 4.08% and pay a floating rate based on 3- month LIBOR, expires 9/18/10, Broker Deutsche Bank AG	20	(940,380)
Receive a fixed rate of 4.10% and pay a floating rate based on 3- month LIBOR, expires 2/04/10, Broker JPMorgan Chase Bank NA	25	(255,219)
Receive a fixed rate of 4.12% and pay a floating rate based on 3- month LIBOR, expires 8/21/10, Broker Goldman Sachs Bank USA	28	(1,216,084)

16	Master Total Return Portfolio of Master Bond LLC	December 31, 2009

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Options Written	Contracts (q)	Value

Over-the-Counter Put Swaptions (continued)
Receive a fixed rate of 4.12% and pay a floating rate based on 3-month LIBOR, expires 8/21/10, Broker Morgan Stanley Capital Services, Inc.	25	$(1,128,522)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expires 3/11/10, Broker Barclays Bank Plc	2	(86,838)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expires 3/11/10, Broker Barclays Bank Plc	28	(1,117,312)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expires 5/15/10, Broker Morgan Stanley Capital Services, Inc.	80	(1,445,040)
Receive a fixed rate of 4.80% and pay a floating rate based on 3-month LIBOR, expires 6/11/10, Broker Barclays Bank Plc	108	(1,414,294)
Receive a fixed rate of 4.84% and pay a floating rate based on 3-month LIBOR, expires 12/02/14, Broker JPMorgan Chase Bank NA	23	(2,026,089)
Receive a fixed rate of 4.87% and pay a floating rate based on 3-month LIBOR, expires 2/20/10, Deutsche Bank AG	116	(58,499)
Receive a fixed rate of 4.89% and pay a floating rate based on 3-month LIBOR, expires 12/03/14, Broker Deutsche Bank A	14	(1,179,068)
Receive a fixed rate of 4.89% and pay a floating rate based on 3-month LIBOR, expires 12/03/14, Broker Deutsche Bank AG	27	(2,290,275)
Receive a fixed rate of 5.50% and pay a floating rate based on 3-month LIBOR, expires 3/15/10, Broker Royal Bank of Scotland Plc	144	(94,438)
Receive a fixed rate of 5.67% and pay a floating rate based on 3-month LIBOR, expires 1/04/10, Broker Citibank NA	4	(37)
Receive a fixed rate of 6.04% and pay a floating rate based on 3-month LIBOR, expires 10/15/12, Broker JPMorgan Chase Bank NA	252	(10,050,192)
Receive a fixed rate of 6.09% and pay a floating rate based on 3-month LIBOR, expires 10/29/12, Broker Credit Suisse International	40	(1,575,488)

Options Written	Contracts (q)	Value

Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 6.17% and pay a floating rate based on 3-month LIBOR, expires 10/23/12, Broker JPMorgan Chase Bank NA	51	(1,910,124)

		(28,939,642)

Total Options Written (Premiums Received – $69,983,443) – (1.7)%		(53,635,239)

Total Investments, Net of Outstanding Options Written, TBA Sale Commitments and Borrowed Bonds – 133.6%		4,312,366,524
Liabilities in Excess of Other Assets – (33.6)%		(1,084,031,874)

Net Assets – 100.0%		$3,228,334,650

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$5,334,357,674

Gross unrealized appreciation	$98,437,993
Gross unrealized depreciation	(196,898,443)

Net unrealized depreciation	$(98,460,450)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Amount is less than $1,000.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(h)	All or a portion of security has been pledged as collateral in connection with swaps.

Master Total Return Portfolio of Master Bond LLC	December 31, 2009	17

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

(i)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Loss	Income

BlackRock Capital Finance LP, Series 1997-R2 Class AP, 1.29%, 12/25/35	—		—	—	—
BlackRock Liquidity Funds, TempFund, Institutional Class	$8,325,071	[1]	—	—	$2,534

[1]Represents net purchase cost.

(j)	All or a portion of security has been pledged as collateral in connection with TALF Program.

(k)	Security is perpetual in nature and has no stated maturity date.

(l)	All or a portion of security has been pledged as collateral for reverse repurchase agreements.

(m)	Represents a zero coupon bond. Rate shown reflects the current yield as of report date.

(n)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(o)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

Banc of America Securities	$69,734,439	$(868,266)
Citigroup Global Markets, Inc.	$(16,776,289)	$156,961
Credit Suisse Securities LLC	$(34,282,561)	$312,478
Deutsche Bank Securities, Inc.	$86,553,826	$209,163
Goldman Sachs & Co.	$167,591,571	$(1,043,921)
JPMorgan Securities, Ltd.	$(47,303,748)	$502,077
Morgan Stanly Capital
Services, Inc.	$(194,842,590)	$1,204,512
UBS Securities	$31,787,438	$(140,027)

(p)	Represents the current yield as of report date.

(q)	One contract represents a notional amount of $1 million.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexed or ratings group indexes, and /or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts sold as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

811	2-Year U.S. Treasury Notes	March 2010	$176,148,167	$756,744
2,695	5-Year U.S. Treasury Notes	March 2010	312,440,710	4,179,029
1,105	10-Year U.S. Treasury Notes	March 2010	129,951,913	2,376,210
52	30-Year U.S. Treasury Bonds	March 2010	6,303,261	303,761

Total				$7,615,744

•	Reverse repurchase agreements outstanding as of December 31, 2009 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Credit Suisse Securities	0.09%	10/23/09	Open	$24,092,715	$24,088,500
Barclays Capital Inc.	0.14%	11/04/09	Open	12,928,066	12,925,000
JPMorgan Securities Inc.	0.18%	12/04/09	Open	31,062,814	31,058,000
JPMorgan Securities Inc.	0.05%	12/11/09	1/13/10	20,695,706	20,694,844
JPMorgan Securities Inc.	0.06%	12/11/09	1/13/10	211,462,272	211,453,814
JPMorgan Securities Inc.	0.09%	12/11/09	1/13/10	119,971,172	119,963,974
JPMorgan Securities Inc.	0.12%	12/11/09	1/13/10	55,920,723	55,916,250

18	Master Total Return Portfolio of Master Bond LLC	December 31, 2009

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

JPMorgan Securities Inc.	0.15%	12/22/09	1/13/10	$44,522,412	$44,520,000
JPMorgan Securities Inc.	0.15%	12/24/09	1/13/10	44,162,024	44,160,000

Total				$564,817,904	$564,780,382

•	Foreign currency exchange contracts as of December 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

USD	67,885,482	EUR	45,668,000	Citibank NA	1/20/10	$2,419,278
USD	40,662,640	CAD	42,249,500	Goldman Sachs Bank USA	1/27/10	264,399
USD	8,696,940	GBP	5,190,000	Citibank NA	1/27/10	315,404

Total						$2,999,081

•	Interest rate swaps outstanding as of December 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.75% (a)	3-month LIBOR	Goldman Sachs Bank USA	June 2011	USD	14,700	$155,312
2.25% (b)	3-month LIBOR	Deutsche Bank AG	December 2012	USD	35,680	(207,684)
2.85% (b)	3-month LIBOR	Deutsche Bank AG	August 2014	USD	11,800	(5,480)
2.90% (b)	3-month LIBOR	Credit Suisse International	August 2014	USD	44,000	(116,019)
2.79% (b)	3-month LIBOR	JPMorgan Chase Bank NA	November 2014	USD	18,980	128,866
2.37% (a)	3-month LIBOR	JPMorgan Chase Bank NA	December 2014	USD	124,400	(3,317,588)
2.63% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	December 2014	USD	129,400	(1,944,089)
2.81% (a)	3-month LIBOR	Citibank NA	February 2016	USD	50,000	(1,423,209)
3.68% (a)	3-month LIBOR	Deutsche Bank AG	August 2019	USD	68,900	(1,418,744)
3.73% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	August 2019	USD	32,100	(533,149)
3.47% (a)	3-month LIBOR	Royal Bank of Scotland Plc	September 2019	USD	46,600	(1,816,548)
3.50% (a)	3-month LIBOR	Bank of America NA	September 2019	USD	49,400	(1,790,966)
3.50% (a)	3-month LIBOR	Citibank NA	September 2019	USD	34,100	(1,229,675)
3.12% (b)	3-month LIBOR	Barclays Bank Plc	October 2019	USD	78,300	3,052,917
3.36% (a)	3-month LIBOR	Goldman Sachs Bank USA	October 2019	USD	23,900	(1,161,109)
3.43% (b)	3-month LIBOR	Deutsche Bank AG	October 2019	USD	17,700	751,302
3.73% (b)	3-month LIBOR	Citibank NA	October 2019	USD	31,800	593,769
5.49% (b)	3-month LIBOR	JPMorgan Chase Bank NA	October 2019	USD	5,400	(490,582)
3.44% (a)	3-month LIBOR	Bank of America NA	November 2019	USD	8,000	(348,658)

Master Total Return Portfolio of Master Bond LLC	December 31, 2009	19

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

3.50% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2019	USD	9,900	$379,422
3.60% (a)	3-month LIBOR	Citibank NA	November 2019	USD	8,600	(261,281)
3.31% (a)	3-month LIBOR	Barclays Bank Plc	December 2019	USD	98,100	(5,348,244)
3.31% (a)	3-month LIBOR	Royal Bank of Scotland Plc	December 2019	USD	15,100	(820,186)
3.40% (b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	98,900	4,665,722
3.50% (b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	3,600	140,475
3.50% (a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	12,400	(486,340)
3.55% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	December 2019	USD	14,000	(487,156)
3.62% (a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	28,000	(807,921)
3.66% (b)	3-month LIBOR	Credit Suisse International	December 2019	USD	26,000	674,741
3.70% (a)	3-month LIBOR	Credit Suisse International	December 2019	USD	33,800	(770,498)
4.24% (c)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	USD	11,615	(144,955)
4.42% (c)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	USD	38,165	(920,540)
5.41% (a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2022	USD	24,125	2,880,145
4.35% (b)	3-month LIBOR	JPMorgan Chase Bank NA	July 2039	USD	20,700	585,611
3.50% (b)	3-month LIBOR	Barclays Bank Plc	March 2040	USD	7,400	1,313,703

Total						$(10,528,636)

(a) Pays floating interest rate and receives fixed rate.

(b) Pays fixed interest rate and receives floating rate.

(c) Pays fixed interest rate and receives floating rate at expiration date.

•	Credit default swaps on single-name issues – buy protection outstanding as of December 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Centex Corp.	6.92%	JPMorgan Chase Bank NA	December 2010	USD	3,890	$(239,250)
Limited Brands, Inc.	1.07%	UBS AG	December 2010	USD	7,625	14,353
Radio Shack Corp.	1.16%	UBS AG	December 2010	USD	7,625	(31,605)
Knight Inc.	1.80%	Credit Suisse International	January 2011	USD	5,350	(54,177)
Sara Lee Corp.	0.60%	JPMorgan Chase Bank NA	March 2011	USD	7,720	(29,670)
Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	June 2011	USD	7,770	(80,595)
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	2,220	70,483
Wendy’s International Inc.	2.90%	JPMorgan Chase Bank NA	December 2011	USD	5,380	(192,440)
NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	USD	405	(19,715)
Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD	3,605	(530,025)

20	Master Total Return Portfolio of Master Bond LLC	December 31, 2009

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Macy’s, Inc.	8.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD	1,260	$(200,357)
NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank NA	June 2012	USD	555	(23,906)
Ryland Group, Inc.	4.51%	JPMorgan Chase Bank NA	June 2012	USD	2,445	(180,859)
Knight Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2012	USD	1,655	(11,648)
Knight Inc.	1.00%	Royal Bank of Scotland Plc	September 2012	USD	580	(3,495)
Limited Brands, Inc.	1.00%	Royal Bank of Scotland Plc	December 2012	USD	395	(12,326)
Pulte Homes, Inc.	1.00%	Royal Bank of Scotland Plc	March 2013	USD	430	2,040
Belo Corp.	5.00%	Barclays Bank Plc	June 2013	USD	1,665	(276,592)
D.R. Horton, Inc.	5.04%	JPMorgan Chase Bank NA	June 2013	USD	7,830	(795,504)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	September 2013	USD	7,800	(85,467)
Expedia, Inc.	5.00%	Citibank NA	September 2013	USD	5,705	(877,128)
Expedia, Inc.	5.18%	Goldman Sachs Bank USA	September 2013	USD	2,915	(467,003)
Centex Corp.	1.00%	Royal Bank of Scotland Plc	December 2013	USD	205	(3,869)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	8,259	(1,074,341)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	4,815	(631,785)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD	2,292	(198,139)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	March 2014	USD	9,105	(150,559)
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs Bank USA	March 2014	USD	1,160	(357,825)
Toll Brothers Finance Corp.	2.00%	JPMorgan Chase Bank NA	March 2014	USD	2,260	(59,226)
Tyson Foods, Inc.	4.10%	Barclays Bank Plc	March 2014	USD	3,240	(256,023)
Tyson Foods, Inc.	4.22%	Barclays Bank Plc	March 2014	USD	3,250	(271,894)
D.R. Horton, Inc.	5.07%	JPMorgan Chase Bank NA	September 2014	USD	2,269	(280,014)
Macy’s, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	USD	1,350	(15,797)
Energy Future Holdings Corp.	5.00%	JPMorgan Chase Bank NA	December 2014	USD	1,745	(201,818)
Energy Future Holdings Corp.	5.00%	Morgan Stanley Capital Services, Inc.	December 2014	USD	9,960	(885,271)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD	4,390	(1,615,006)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	March 2015	USD	1,285	(385,850)
Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD	2,720	(138,015)
Lennar Corp.	5.86%	JPMorgan Chase Bank NA	June 2015	USD	3,610	(443,750)
First Data Corp.	5.00%	Barclays Bank Plc	December 2015	USD	4,610	(739,573)
First Data Corp.	5.00%	Credit Suisse International	December 2015	USD	1,915	(307,220)
First Data Corp.	5.00%	Goldman Sachs Bank USA	December 2015	USD	1,275	(198,905)

Master Total Return Portfolio of Master Bond LLC	December 31, 2009	21

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

First Data Corp.	5.00%	JPMorgan Chase Bank NA	December 2015	USD	2,440	$(391,444)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	USD	10,080	(4,420,741)
American Greetings Corp.	5.00%	Royal Bank of Scotland Plc	September 2016	USD	570	(33,345)

Total						$(17,085,296)

•	Credit default swaps on single-name issues – sold protection outstanding as of December 31, 2009 were as follows:

Issuer	Received Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)		Unrealized Depreciation

SLM Corp.	5.00%	Barclays Bank Plc	March 2013	BBB	USD	5,000	$(27,808)

[1]	Using Standard and Poor’s ratings of the issuer.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Investments in Securities

	Assets	Liabilities

Level 1
Short-Term Securities	$10,876,406	—

Level 2
Long-Term Investments:
Asset-Backed Securities	321,191,676	—
Borrowed Bonds	—	$(91,811,446)
Corporate Bonds	826,766,779	—
Foreign Agency Obligations	161,039,457	—
Non-Agency Mortgage Backed Securities	824,246,670	—
Preferred Securities	59,427,942	—
Taxable Municipal Bonds	62,836,948	—
TBA Sale Commitments	—	(778,084,015)
U.S. Government Sponsored Agency Securities	2,054,664,628	—
U.S. Treasury Obligations	749,053,977	—
Short-Term Securities:
Borrowed Bond Agreements	92,820,249	—

Total Level 2	5,152,048,326	(869,895,461)

22	Master Total Return Portfolio of Master Bond LLC	December 31, 2009

Schedule of Investments (concluded)	Master Total Return Portfolio of Master Bond LLC

Valuation Inputs	Investments in Securities

	Assets	Liabilities

Level 3
Long-Term Investments:
Asset-Backed Securities	$26,354,629	—
Corporate Bonds	194,412	—
Non-Agency Mortgage Backed Securities	15,202,251	—

Total Level 3	41,751,292	—

Total	$5,204,676,024	$(869,895,461)

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	$11,033,244	$(2,184,687)
Level 2	46,211,642	(93,402,313)
Level 3	—	(244,049,791)

Total	$57,244,886	$(339,636,791)

[1]

Other financial instruments are swaps, financial futures contracts, options purchased, options written, TALF loans and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options purchased, options written and TALF loans are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in Securities

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total

Balance, as of September 30, 2009	$14,543,431	$194,412	$15,999	$14,753,842
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	(4,007)	—	174	(3,833)
Change in unrealized appreciation (depreciation)[2]	1,545,906	—	5,719	1,551,625
Net purchases (sales)	(148,733)	—	(7,384)	(156,117)
Net transfers in (out) of Level 3	10,418,032	—	15,187,743	25,605,775

Balance, as of December 31, 2009	$26,354,629	$194,412	$15,202,251	$41,751,292

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $1,551,626.

The following is a reconciliation of other financial instruments for unobservable inputs (Level 3) used in determining fair value:

	Other Financial Instruments[3]

	Assets	Liabilities

Balance, as of September 30, 2009	$21,125	$(176,205,090)
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(54,470)	—
Net purchases (sales)	—	—
Net transfers in (out) of Level 3	—	(67,811,356)

Balance, as of December 31, 2009	$(33,345)	$(244,016,446)

Master Total Return Portfolio of Master Bond LLC	December 31, 2009	23

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: February 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: February 23, 2010